Basis of Presentation and Summary of Significant Accounting Policies - Investments in Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Interest costs capitalized	$ 0	$ 0	$ 2,200,000
Capitalized indirect project costs	0	0	300,000
Depreciation	62,600,000	82,300,000	103,000,000
Building and improvements | Minimum
Real Estate Properties [Line Items]
Useful life	25 years 0 months
Building and improvements | Maximum
Real Estate Properties [Line Items]
Useful life	50 years 0 months
Furniture, fixtures and equipment
Real Estate Properties [Line Items]
Useful life	5 years 0 months
Long-term holding period
Real Estate Properties [Line Items]
Impairment of long-lived assets, holding period	10 years 0 months
Fair value measurement
Real Estate Properties [Line Items]
Impairment charge	2,121,000	13,888,000	233,399,000
Nonrecurring | 100% probability, 10-year hold
Real Estate Properties [Line Items]
Real Estate, Impairment Charge	0
Nonrecurring | 100% probability, short-term hold
Real Estate Properties [Line Items]
Real Estate, Impairment Charge	$ 30,000,000